UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL              04/20/2010
--------------------------     -------------------         -------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          148

Form 13F Information Table Value Total:  $   118,307
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101   1,875     22,440  SH      Sole              22,440
ABBOTT LABORATORIES                     Common Stock      002824100   1,691     32,095  SH      Sole              32,095
ABIOMED, INC.                           Common Stock      003654100     196     19,000  SH      Sole              19,000
ACXIOM CORPORATION                      Common Stock      005125109     197     11,000  SH      Sole              11,000
AIRTRAN HLDGS INC COM                   Common Stock      00949P108     152     30,000  SH      Sole              30,000
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101     314     10,000  SH      Sole              10,000
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108     274     14,000  SH      Sole              14,000
AMERICAN EXPRESS COMPANY                Common Stock      025816109   1,889     45,785  SH      Sole              45,785
AMGEN INC COM                           Common Stock      031162100     548      9,153  SH      Sole               9,153
AMYLIN PHARMACEUTICALS, INC.            Common Stock      032346108     292     13,000  SH      Sole              13,000
APACHE CORP COM                         Common Stock      037411105     722      7,118  SH      Sole               6,918        200
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109     654     75,750  SH      Sole              75,750
AT&T INC COM                            Common Stock      00206R102     590     22,817  SH      Sole              22,717        100
AVIS BUDGET GROUP COM                   Common Stock      053774105     207     18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102   1,903     56,198  SH      Sole              56,198
BAFFINLAND IRON MINES                   Common Stock      056620107      43     75,000  SH      Sole              75,000
BANK OF AMERICA CORP                    Common Stock      060505104     923     51,710  SH      Sole              50,710      1,000
BAXTER INTL INC COM                     Common Stock      071813109   1,474     25,325  SH      Sole              25,325
BB&T CP                                 Common Stock      054937107   1,653     51,035  SH      Sole              51,035
BECKMAN COULTER INC COM                 Common Stock      075811109     433      6,887  SH      Sole               6,887
BP PLC SPONSORED ADR                    Common Stock      055622104     569      9,972  SH      Sole               9,822        150
BRISTOL MYERS SQUIBB COM                Common Stock      110122108   1,688     63,228  SH      Sole              63,228
CALGON CARBON CORP                      Common Stock      129603106     392     22,904  SH      Sole              22,904
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109     346     20,628  SH      Sole              20,628
CATERPILLAR INC DEL COM                 Common Stock      149123101   2,011     31,990  SH      Sole              31,990
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100     428     40,000  SH      Sole              40,000
CHEVRON CORP                            Common Stock      166764100   1,894     24,976  SH      Sole              24,976
CHINA MOBILE LIMITED                    Common Stock      16941M109   1,506     31,295  SH      Sole              31,295
CIENA CORP COM                          Common Stock      171779309   1,059     69,429  SH      Sole              69,429
CISCO SYS INC COM                       Common Stock      17275R102     724     27,814  SH      Sole              27,414        400
CLEAR CHANNEL OUTDOOR CL A              Common Stock      18451C109     311     29,300  SH      Sole              29,300
COLGATE PALMOLIVE CO                    Common Stock      194162103   1,603     18,803  SH      Sole              18,803
COMPOSITE TECH CORP COM                 Common Stock      20461s108      59    218,400  SH      Sole             218,400
CONCURRENT COMPUTR NEW COM              Common Stock      206710204     397     69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100     379    111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104   1,605     31,371  SH      Sole              31,371
CORRECTIONS CORP OF AMERICA             Common Stock      22025Y407     350     17,603  SH      Sole              17,603
COVIDIEN LIMITED COM SHS ISIN           Common Stock      g2552x108     242      4,813  SH      Sole               4,813
CREE INC COM                            Common Stock      225447101     214      3,050  SH      Sole               2,750        300
CTC MEDIA, INC.                         Common Stock      12642X106     420     24,413  SH      Sole              24,413
DEERE & CO COM                          Common Stock      244199105   1,347     22,650  SH      Sole              22,650
DU PONT E I DE NEMOURS COM              Common Stock      263534109   1,945     52,220  SH      Sole              52,220
DUKE ENERGY CORP COM                    Common Stock      26441C105     232     14,200  SH      Sole              13,900        300
DYADIC INTL INC DEL COM                 Common Stock      26745T101     115     55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102     640     35,493  SH      Sole              35,493
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104     116     70,000  SH      Sole              70,000
EMERSON ELEC CO COM                     Common Stock      291011104   1,608     31,935  SH      Sole              31,935
ENERGY CONVERSION DEVICES, INC          Common Stock      292659109     129     16,500  SH      Sole              16,500
EV3 INC.                                Common Stock      26928A200     536     33,770  SH      Sole              33,770
EXXON MOBIL CORP COM                    Common Stock      30231G102   1,226     18,304  SH      Sole              18,104        200
F P L GROUP INC                         Common Stock      302571104     394      8,150  SH      Sole               8,150
FOSTER WHEELER AG                       Common Stock      H27178104     263      9,684  SH      Sole               9,684
FTI CONSULTING INC COM                  Common Stock      302941109     384      9,760  SH      Sole               9,760
FUELCELL ENERGY, INC.                   Common Stock      35952H106     104     37,000  SH      Sole              37,000
GANNETT INC COM                         Common Stock      364730101     248     15,000  SH      Sole              15,000
GARMIN LTD.                             Common Stock      G37260109   1,346     34,850  SH      Sole              34,850
GENERAL ELEC CO COM                     Common Stock      369604103   2,270    124,749  SH      Sole             124,649        100
GERON CORP                              Common Stock      374163103     128     22,600  SH      Sole              22,600
GILEAD SCIENCES INC COM                 Common Stock      375558103     597     13,131  SH      Sole              12,831        300
GOOGLE INC CL A                         Common Stock      38259P508     622      1,097  SH      Sole               1,097
HA-LO INDS INC COM                      Common Stock      404429102       -     25,000  SH      Sole              25,000
HALLIBURTON CO                          Common Stock      406216101   2,038     67,649  SH      Sole              67,149        500
HANCOCK HLDG CO COM                     Common Stock      410120109   1,485     35,510  SH      Sole              35,510
HANSEN MEDICAL, INC.                    Common Stock      411307101     115     50,404  SH      Sole              50,404
HARLEY-DAVIDSON INC                     Common Stock      412822108   1,739     61,950  SH      Sole              61,950
HARRIS CP                               Common Stock      413875105   1,926     40,560  SH      Sole              40,560
HAWAIIAN ELEC INDS COM                  Common Stock      419870100     424     18,887  SH      Sole              18,887
HEALTHWAYS, INC.                        Common Stock      422245100     177     11,000  SH      Sole              11,000
HEWLETT PACKARD CO COM                  Common Stock      428236103     232      4,369  SH      Sole               4,369
HOME DEPOT INC                          Common Stock      437076102   2,089     64,582  SH      Sole              63,982        600
HUMAN GENOME SCIENCES COM               Common Stock      444903108   1,812     60,000  SH      Sole              60,000
HUNTSMAN CORP                           Common Stock      447011107     560     46,500  SH      Sole              46,500
ICAD INC COM                            Common Stock      44934S107     142     93,299  SH      Sole              93,299
IMMERSION CORPORATION                   Common Stock      452521107     135     27,000  SH      Sole              27,000
IMPATH INC COM                          Common Stock      45255g101       -     31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100   2,156     96,729  SH      Sole              96,129        600
JOHNSON & JOHNSON COM                   Common Stock      478160104   2,296     35,209  SH      Sole              34,909        300
JPMORGAN & CHASE & CO COM               Common Stock      46625H100     240      5,365  SH      Sole               5,365
KIMBERLY CLARK                          Common Stock      494368103   1,524     24,241  SH      Sole              24,241
KRAFT FOODS INC CL A                    Common Stock      50075N104   2,019     66,775  SH      Sole              66,775
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100     162    100,000  SH      Sole             100,000
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309     441     15,282  SH      Sole              15,282
LUNA INOVATIONS                         Common Stock      550351100      94     40,904  SH      Sole              40,904
M G M MIRAGE                            Common Stock      552953101     348     29,000  SH      Sole              29,000
MACROVISION SOLUTIONS CORP COM          Common Stock      779376102     285      7,669  SH      Sole               7,669
MARATHON OIL CORP COM                   Common Stock      565849106   1,672     52,845  SH      Sole              52,845
MASTEC INC COM                          Common Stock      576323109     256     20,300  SH      Sole              20,300
MAXIM INTEGRATED PRODS INC              Common Stock      57772K101   1,725     88,980  SH      Sole              88,980
MBIA INC COM                            Common Stock      55262C100     219     35,000  SH      Sole              35,000
MCDONALDS CORPORATION                   Common Stock      580135101   1,307     19,588  SH      Sole              19,488        100
MEDICAL STAFFNG NTWK                    Common Stock      58463F104      14     97,225  SH      Sole              97,225
MEDIVATION, INC.                        Common Stock      58501N101     126     12,000  SH      Sole              12,000
MERCK & CO INC NEWCOM                   Common Stock      58933Y105   1,676     44,881  SH      Sole              44,881
MGIC INVT CORP WIS COM                  Common Stock      552848103     389     35,500  SH      Sole              35,500
MICROSOFT CORP COM                      Common Stock      594918104     220      7,525  SH      Sole               7,025        500
MID-AMER APT CMNTYS COM                 Common Stock      59522J103     240      4,640  SH      Sole               4,640
MINATURA GOLD COM                       Common Stock      602521106     122     18,091  SH      Sole              18,091
MINDSPEED TECH INC COM                  Common Stock      602682106     284     35,467  SH      Sole              35,467
MYRIAD PHARMACEUTICALS, INC.            Common Stock      62856h107     114     25,275  SH      Sole              25,275
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302       -     30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103     279     10,639  SH      Sole              10,639
NEUROCRINE BIOSCIENCES                  Common Stock      64125C109     127     49,621  SH      Sole              49,621
NEW YORK CMNTY BANCORP COM              Common Stock      649445103   1,743    105,405  SH      Sole             105,405
NOKIA CORP SPONSORED ADR                Common Stock      654902204   1,544     99,325  SH      Sole              99,325
NORDSTROM INC                           Common Stock      655664100   1,878     45,980  SH      Sole              45,980
NORTHROP GRUMMAN CORP COM               Common Stock      666807102   1,955     29,820  SH      Sole              29,820
NUANCE COMMUNICATIONS COM               Common Stock      67020y100     251     15,107  SH      Sole              15,107
NUCOR CP                                Common Stock      670346105   1,460     32,180  SH      Sole              32,180
NYSE EURONEXT                           Common Stock      629491101   1,759     59,405  SH      Sole              59,405
OMNICELL, INC.                          Common Stock      68213n109     154     11,000  SH      Sole              11,000
OPEN JOINT STOCK CO.-VIMPEL CO          Common Stock      68370R109     368     20,000  SH      Sole              20,000
PALL CORP COM                           Common Stock      696429307   1,787     44,145  SH      Sole              44,145
PAREXEL INTERNATIONAL CORPORAT          Common Stock      699462107     280     12,000  SH      Sole              12,000
PARTNERRE LTD COM                       Common Stock      G6852T105     502      6,300  SH      Sole               6,300
PEPSICO INC COM                         Common Stock      713448108   2,719     41,101  SH      Sole              40,701        400
PFIZER INC COM                          Common Stock      717081103     673     39,243  SH      Sole              38,243      1,000
PRICE T ROWE GROUP INC COM              Common Stock      74144T108     436      7,935  SH      Sole               7,935
PROCTER & GAMBLE CO COM                 Common Stock      742718109   1,896     29,970  SH      Sole              29,970
PROLOGIS                                Common Stock      743410102   1,929    146,100  SH      Sole             146,100
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109   1,630    312,294  SH      Sole             312,294
REALNETWORKS INC.                       Common Stock      75605L104     184     38,000  SH      Sole              38,000
REGAL ENTMT GROUP CL A                  Common Stock      758766109   1,919    109,216  SH      Sole             109,216
RESEARCH FRONTIERS                      Common Stock      760911107      96     34,425  SH      Sole              34,425
ROYAL CARIBBEAN CRUISE COM              Common Stock      V7780T103     454     13,775  SH      Sole              13,775
RPM INTL INC COM                        Common Stock      749685103     327     15,305  SH      Sole              15,305
SATYAM COMPUTER SERV                    Common Stock      804098101     159     30,500  SH      Sole              30,500
SILICON GRAPHICS INTL CORP              Common Stock      82706L108     214     20,000  SH      Sole              20,000
SIRIUS XM RADIO INC COM                 Common Stock      82967N108     266    305,500  SH      Sole             305,500
SKYWORKS SOLUTIONS INC COM              Common Stock      83088M102     468     30,020  SH      Sole              30,020
TD AMERITRADE HLDG CP COM               Common Stock      87236y108     191     10,000  SH      Sole              10,000
TELLABS INC COM                         Common Stock      879664100     293     38,683  SH      Sole              38,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100     486     85,000  SH      Sole              85,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209     881     13,962  SH      Sole              13,962
TOMOTHERAPY INCORPORATED                Common Stock      890088107     147     43,000  SH      Sole              43,000
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104   2,898     60,100  SH      Sole              60,100
TYCO INTL LTD NEW COM                   Common Stock      H89128104     739     19,317  SH      Sole              19,317
ULTRALIFE BATTERIES COM                 Common Stock      903899102     102     25,561  SH      Sole              25,561
UNION PACIFIC CORP                      Common Stock      907818108   1,923     26,240  SH      Sole              26,240
UNITED ONLINE, INC.                     Common Stock      911268100     108     14,480  SH      Sole              14,480
UNITED PARCEL SERVICE INC               Common Stock      911312106   1,648     25,580  SH      Sole              25,580
VALERO ENERGY CORP                      Common Stock      91913y100   1,175     59,640  SH      Sole              59,640
VASCULAR SOLUTIONS INC COM              Common Stock      92231M109     199     22,100  SH      Sole              22,100
VERIZON COMMUNICATIONS COM              Common Stock      92343V104     298      9,620  SH      Sole               9,620
WALGREEN CO COM                         Common Stock      931422109   1,289     34,750  SH      Sole              34,750
WELLPOINT INC COM                       Common Stock      94973V107     290      4,500  SH      Sole               4,300        200
WINDSTREAM CORP COM                     Common Stock      97381W104     360     33,033  SH      Sole              33,033
FPL CAPITAL 7.45% DUE 2067 CLB          Preferred Stock   302570502     219      8,095  SH      Sole               8,095
METLIFE PFD A VAR RATE  CLBL 9          Preferred Stock   59156R504     324     13,600  SH      Sole              13,600